Restricted cash and time deposits over three months (Tables)	12 Months Ended
Dec. 31, 2023
Restricted cash and time deposits over three months
Schedule of restricted cash

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Restricted bank deposits	198,320	39,005
Accrued interests	1,238	446
Time deposits with initial terms over three months	144,256	413,432
	343,814	452,883

Less: Non-current restricted cash	—	(5,319)
	343,814	447,564